10. CONVERTIBLE NOTE PAYABLE - RELATED PARTIES AND FAIR VALUE MEASUREMENTS (Details-Level 3) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Beginning balance		$ 107,081	$ 107,081
Change in fair value			0	$ 19,089
Gain on extinguishment of debt		$ (107,081)	$ (107,081)	0
Ending balance				$ 107,081